Income Taxes - Income Tax Reconciliation (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes
Provision for income taxes at Hong Kong profits tax rates	$ 76	$ (2,867)	$ 40
Current tax in other jurisdictions	632	591	2,039
Effect of income not chargeable for tax purpose	(15)		(12)
Effect of expenses not deductible for tax purpose	60
Tax effect of unused tax losses not recognized	26	3,005	368
Income tax expense	$ 779	$ 729	$ 2,435